Intangible assets and goodwill - Indefinite-lived intangibles (Details) € in Thousands	12 Months Ended
	Jun. 30, 2025 item	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of information for cash-generating units
Number of identified trademarks | item	2
Cash-generating units	2
Period of budgets used for cash flow forecasts	5 years
Trademarks
Disclosure of information for cash-generating units
Impairment loss, intangible assets other than goodwill | €		€ 0	€ 0
Royalty rate	2.00%	2.00%
Terminal revenue growth rate	2.00%	2.00%
Period of measurement of revenue growth rate	5 years
Mytheresa trademark
Disclosure of information for cash-generating units
Discount rate	9.40%	9.40%
THERESA trademark
Disclosure of information for cash-generating units
Discount rate	10.40%	8.80%